10-Q Failed sale and leaseback arrangements - Cash flows associated with sale leaseback arrangements (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Cash flows from operating activities	$ (6,255)	$ (6,635)	$ (26,450)	$ (23,726)	$ (24,150)
Principal payments on financial obligations	(1,975)	(1,774)	(5,843)	(5,777)	(4,308)	[1]
Net cash flows from failed sale and leaseback arrangements	$ (8,230)	$ (8,409)	$ (32,293)	$ (29,503)	$ (28,458)

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.